Segments and Foreign Operations - Additional Financial Information for Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 228,108	$ 281,281	$ 287,972	$ 271,765	$ 270,267	$ 288,075	$ 287,734	$ 259,942	$ 1,069,126	$ 1,106,018	$ 993,758
Capital expenditures									77,503	70,826	67,203
Depreciation and amortization									61,158	55,640	44,604
Assets	812,226				805,836				812,226	805,836	816,652
Operating Segments | Water Resources
Segment Reporting Information [Line Items]
Revenues									214,091	214,625	193,001
Capital expenditures									22,446	23,733	17,107
Depreciation and amortization									8,126	7,740	8,182
Assets	119,281				147,279				119,281	147,279	127,243
Operating Segments | Inliner
Segment Reporting Information [Line Items]
Revenues									133,256	132,108	116,566
Capital expenditures									4,309	3,218	2,938
Depreciation and amortization									2,647	2,880	2,332
Assets	67,027				61,601				67,027	61,601	46,262
Operating Segments | Heavy Civil
Segment Reporting Information [Line Items]
Revenues									278,131	343,760	353,304
Capital expenditures									1,199	5,413	4,302
Depreciation and amortization									7,096	7,389	7,095
Assets	114,361				123,475				114,361	123,475	187,333
Operating Segments | Geoconstruction
Segment Reporting Information [Line Items]
Revenues									133,247	89,210	77,969
Capital expenditures									13,391	8,240	3,242
Depreciation and amortization									11,413	8,819	3,619
Assets	170,064				113,612				170,064	113,612	118,805
Operating Segments | Mineral Exploration
Segment Reporting Information [Line Items]
Revenues									302,119	322,100	249,705
Capital expenditures									25,661	20,958	30,733
Depreciation and amortization									25,950	21,227	17,059
Assets	243,383				245,601				243,383	245,601	204,119
Operating Segments | Energy Services
Segment Reporting Information [Line Items]
Revenues									5,885	4,214	3,209
Capital expenditures									5,169	1,030	515
Depreciation and amortization									550	3,418	331
Assets	6,470				5,561				6,470	5,561	7,281
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues									11,509	8,992	8,272
Capital expenditures										1,499	2,197
Depreciation and amortization										1,963	4,382
Assets	2,193				9,488				2,193	9,488	9,247
Operating Segments | Discontinued operations
Segment Reporting Information [Line Items]
Capital expenditures									1,729	4,172	3,298
Assets	3,592				56,728				3,592	56,728	68,731
Corporate Non Segment
Segment Reporting Information [Line Items]
Capital expenditures									3,599	2,563	2,871
Depreciation and amortization									5,376	2,204	1,604
Assets	85,855				42,491				85,855	42,491	47,631
Water systems
Segment Reporting Information [Line Items]
Revenues									219,693	208,558	181,281
Water treatment technologies
Segment Reporting Information [Line Items]
Revenues									47,778	44,670	42,962
Sewer rehabilitation
Segment Reporting Information [Line Items]
Revenues									133,256	132,108	116,757
Water and wastewater plant construction
Segment Reporting Information [Line Items]
Revenues									129,446	200,513	237,360
Pipeline construction
Segment Reporting Information [Line Items]
Revenues									108,408	112,446	85,486
Soil stabilization
Segment Reporting Information [Line Items]
Revenues									167,711	115,402	100,685
Environmental and specialty drilling
Segment Reporting Information [Line Items]
Revenues									7,246	17,902	14,312
Exploration drilling
Segment Reporting Information [Line Items]
Revenues									249,247	271,442	201,479
Energy Services and Other
Segment Reporting Information [Line Items]
Revenues									$ 6,341	$ 2,977	$ 13,436